INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Acquisition of business (Details)					12 Months Ended
	Mar. 14, 2019 USD ($)	Oct. 22, 2018	Oct. 19, 2016 USD ($)	Oct. 09, 2016 USD ($)	Jun. 30, 2019 USD ($) installment	Jun. 30, 2018 USD ($)	Apr. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Current
Purchase option						$ 14,605,469
Financed payment to sellers					$ 2,826,611	5,618,121					$ 6,219,980
Current					2,826,611	20,223,590					6,219,980
Financed payment to sellers						2,651,019					7,656,611
Purchase option											13,523,582
Non-current						$ 2,651,019					$ 21,180,193
Gain for cancellation of purchase option					$ 6,582,849
Rizobacter Argentina
Current
Number of installments | installment					4
Cash transferred							$ 2,900,000	$ 2,900,000	$ 2,900,000	$ 3,500,000
Voting interest to be acquired in option agreement		29.99%	9.99%	9.99%
Consideration of additional interest to be acquired in option agreement				$ 14,900,000
Number of instruments or interests issued or issuable	1,334,047
Price per share on the day of the transaction			$ 5.35
Gain for cancellation of purchase option			$ 6,582,849
Acquisition of 9.99% Ownership of Rizobacter Argentina
Current
Cash transferred	$ 1,265,000
Percentage of voting equity interests acquired			9.99%
Number of instruments or interests issued or issuable	1,334,047
BCS Holding Inc | Rizobacter Argentina
Current
Cash transferred	$ 1,265,000
Number of instruments or interests issued or issuable	4,736,736
Rizobacter Argentina
Current
Proportion of ownership interest in subsidiary					80.00%	60.00%
Rizobacter Argentina | BCS Holding Inc
Current
Proportion of ownership interest in subsidiary	80.00%